Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Real Assets Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2013
Class R & Class Z | Cohen & Steers Real Assets Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	COHEN & STEERS REAL ASSETS FUND, INC.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Cohen & Steers Real Assets Fund, Inc. (the “Fund”) is to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you could pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s initial fiscal period from January 31, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Fund’s operating expenses remain the same, and that the Advisor did not waive its fee and/or reimburse expenses after June 30, 2014 (during this period, expenses are based on the net amount pursuant to the fee waiver/expense reimbursement agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve attractive total returns over the long-term and to maximize real returns during inflationary environments. “Real returns” are defined as total returns adjusted for the effects of inflation. The Fund pursues its objective through investments offering exposure to “real assets”, which the Fund defines as (i) tangible assets such as commodities, real estate, natural resources, gold and other precious metals, and infrastructure; (ii) companies that own or derive a significant portion of their value from such tangible assets or the production thereof; and (iii) other assets expected to perform well during periods of high inflation. Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) commodities; (ii) real estate companies, including real estate investment trusts (“REITs”); (iii) natural resource companies; (iv) gold and other precious metals; and (v) infrastructure companies. The Fund may also invest in certain short-term fixed income securities and currencies, which would be expected to perform well during periods of high inflation, and to reduce portfolio volatility.

The Fund is actively managed by Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”). The Advisor’s investment philosophy, based upon its in-depth research into the historical performance, characteristics and long-term fundamental outlook of real assets, is to construct a diversified portfolio comprised of a combination of real asset classes. The Advisor has appointed a committee consisting of senior management (the “Allocation Committee”) to determine the percentage of the Fund’s assets to be allocated to each asset class within the allocation ranges set forth in the table below. On a periodic basis the Allocation Committee will review and may adjust the specific allocation ranges based upon its judgment of economic, market and regulatory conditions. The Advisor intends to maintain the allocations within the specified ranges, although actual allocations may vary at any time and may move and remain outside of these ranges due to market movements, cash flows into or out of the Fund and other factors.

Asset Class	Allocation Range
Commodities	25-35%
Real Estate Companies/REITs	25-35%
Natural Resource Companies	15-25%
Gold and Other Assets
Gold and Other Precious Metals	0-15%
Fixed Income Securities and Foreign Currency	5-20%
Infrastructure Companies	0-15%

The Fund expects that it will achieve a significant portion of its exposure to commodities through investment in Cohen & Steers Real Assets Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to this asset class within the limits of the federal income tax requirements applicable to investment companies such as the Fund. Unlike the Fund, the Subsidiary may invest without limitation in commodities, including gold and other precious metals. See “Tax Considerations” in the prospectus (the “Prospectus”). Except as otherwise noted in this Prospectus, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary.

COMMODITIES

Commodities are assets that have tangible properties and that are used in commerce, such as fuels (e.g., crude oil, natural gas and gasoline), precious and industrial metals, livestock and agricultural products. The Fund intends to have targeted exposure to commodities, diversified across various sectors and industries.

The Fund seeks to gain exposure to commodity markets, either directly or through the Subsidiary, by investing in derivatives, primarily in exchange traded commodity futures contracts. The Fund may also invest in exchange traded options, commodity swaps, and exchange traded products, such as exchange-traded funds (“ETFs”), that have exposure to commodities and are primarily listed on U.S. exchanges when futures contracts are not warranted or available. As part of its investment strategy, the Fund, either directly or through the Subsidiary, will also hold cash or cash equivalents, fixed income securities or other assets to serve as margin or collateral for its positions in these derivative instruments. Generally, these derivative instruments produce leveraged exposure to the commodities markets; however, the Fund expects that under normal conditions, its positions in these commodities derivative instruments will be fully collateralized, which will reduce the leveraging effect of these instruments.

The Fund strives to keep its Commodities allocation fully invested, except during periods of repositioning, to address settlement issues, to provide sufficient cash and cash equivalents for daily margin maintenance and in other appropriate circumstances as determined by the Advisor.

REAL ESTATE COMPANIES/REITS

The Fund will gain exposure to real estate by investing in securities issued by U.S. and non-U.S. real estate companies, including REITS and similar REIT-like entities.

A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land or (ii) has at least 50% of its assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders. Foreign REITS and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment similar to that of U.S. REITs in their respective countries.

Securities of real estate companies may include common stocks and other equity securities, preferred securities and debt securities (including convertible securities). The Fund may invest in real estate companies of any market capitalization and in any geographic region.

The Fund also may participate in the initial public offering (“IPO”) market of securities issued by real estate companies.

NATURAL RESOURCE COMPANIES

The Fund will gain exposure to natural resource companies by investing in securities of U.S. and non-U.S. companies with substantial natural resource assets or whose business activities are related to natural resource assets. Such securities may include, for example, common stocks and other equity securities, preferred securities and debt securities, or other securities or instruments. Natural resources may include materials with economic value that are derived from natural sources, either directly or indirectly, such as precious metals (e.g., gold, platinum, palladium or silver), non-precious metals (e.g., copper, zinc or ferrous metals such as iron ore), fuels (e.g., oil, gas or coal), minerals, timber and forestry products, food and agricultural products (e.g., fertilizer) and chemicals. Natural resource companies will primarily be involved in exploring for, mining, extracting, producing, processing, transporting, or otherwise developing or providing goods and services with respect to, a natural resource or will be companies which provide services to such companies, such as equipment manufacturers.

The Fund may invest in natural resource companies of any market capitalization and in any geographic region. The Fund also may participate in the IPO market of securities issued by natural resource companies.

The Advisor has engaged Investec Asset Management US Ltd. to serve as Subadvisor to the Fund to oversee the portfolio management of the natural resources asset class.

In the event Investec is unable to fully implement its investment strategy due to changes in regulations or other circumstances, as determined by the Advisor, the Advisor may manage all or a portion of the natural resources asset class.

GOLD AND OTHER ASSETS

Gold and Other Precious Metals. The Fund seeks to gain exposure to gold and other precious metals, either directly or through the Subsidiary, through investments in bullion (e.g., bars and coins), and ETFs and other pooled investment vehicles that invest in gold and other precious metals. The Fund, either directly or through the Subsidiary, may also invest in precious metal futures, forwards and swaps and related instruments, and structured notes or ETNs whose interest and/or principal payments are linked to the price of gold and other precious metals. The Fund currently expects that the majority of its precious metals exposure will be to gold.

Fixed Income Securities and Foreign Currency. The Fund may invest up to 20% of its net assets in fixed income securities and foreign currencies. Fixed income securities include those issued by U.S. and non-U.S. government, corporate and other issuers, Treasury Inflation Protected Securities (“TIPS”) and other inflation-linked fixed income securities and subordinated fixed income securities. The Fund intends to invest primarily in fixed income securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor. The Fund intends to invest primarily in fixed-income securities with maturities generally less than 10 years, but may invest in securities of any maturity. The Fund may invest in securities denominated in U.S. and foreign currencies. The Fund’s fixed income investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including but not limited to, fixed rate, floating rate, zero coupon, contingent, deferred and payment in kind. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis.

The Fund may also invest in foreign currency through deposits at U.S. or non-U.S. banks, and money market instruments and other high quality, fixed income instruments denominated in foreign currencies, as well as currency forward contracts, currency swaps and other derivatives.

Infrastructure Companies. The Fund may invest in common stocks and other equity securities, preferred securities and fixed income securities of U.S. and non-U.S. infrastructure companies. Infrastructure companies are companies that derive at least 50% of their revenues from, or have at least 50% of their assets committed to, the management, ownership, operation, construction, development or financing of assets used in connection with: the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media; provision of transportation services, including toll roads, airports, railroads or marine ports. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”).

ADDITIONAL INVESTMENTS

The Fund may invest up to 20% of its net assets in equity securities, preferred securities, fixed income securities (including convertible securities) and ETNs, other than those set forth above. The Fund expects that the fixed income securities in which it will invest pursuant to this paragraph (other than convertible securities) will consist primarily of securities that are rated investment grade or, if unrated, are of equivalent credit quality as determined by the Advisor.

The Fund may invest in securities of other closed-end or open-end funds, including ETFs and other funds to the extent permitted under Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder, or any exemption granted under the 1940 Act.

		The Fund may use derivatives for a variety of other purposes, including: as a hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund’s return as a non-hedging strategy that may be considered speculative. Subject to the limits described above, the Fund may invest without limit in derivative instruments.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund seeks to achieve its investment objective by allocating at least 80% of its net assets to U.S. and non-U.S. investments providing exposure to or investment in the following real asset classes: (i) commodities; (ii) real estate companies, including real estate investment trusts (“REITs”); (iii) natural resource companies; (iv) gold and other precious metals; and (v) infrastructure companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Inflation/Deflation Risk. Although the Fund is intended to provide a measure of protection against inflation, it is possible that it will not do so to the extent intended. The Fund’s investments may be adversely affected to a greater extent than other investments during deflationary periods.

Asset Allocation Risk. The Fund is subject to the risk that its asset allocations may not achieve the desired risk-return characteristic or that they result in the Fund underperforming other similar funds or cause an investor to lose money.

Multi-Manager Risk. Although the Advisor monitors the overall management and investments of the Fund, each Subadvisor makes investment decisions for the asset class it manages independently from one another. There is a risk that the investment decisions made by a Subadvisor are not complementary to those made by other Subadvisors, which could adversely affect Fund performance.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The types of derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the statement of additional information (“SAI”) and could adversely affect the Fund.

Commodities Risk. Because the Fund will have a significant portion of its assets concentrated in commodity-related derivative instruments, developments affecting commodities may have a disproportionate impact on the Fund. The Fund’s investment in commodity-related derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. In addition, the relationships between various commodities and related derivatives may not behave as expected. Use of leveraged commodity-related derivatives, if any, creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leveraged commodity-related derivatives, if any, will be successful. Because certain natural resources and commodities may be closely related, the Fund’s investments in commodities may also be subject to the risks described under “Natural Resources Risk.”

Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, counterparty risk, leverage risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Leveraging Risk. The use of derivatives can create leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of the Fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. Some derivatives, such as derivatives that provide for short exposure, have the potential for unlimited loss, regardless of the size of the initial investment. The Fund may manage some of its derivative exposure by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

Regulatory Risk. Recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

The Advisor has recently registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator with respect to the Fund and the Subsidiary. However, because proposed rulemaking by the CFTC that seeks to “harmonize” CFTC regulations with overlapping SEC regulations has not yet been adopted, the Advisor is not yet subject to additional CFTC disclosure, reporting and recordkeeping obligations with respect to the Fund and the Subsidiary, and the nature and extent of the impact of the new CFTC requirements on the Fund and the Subsidiary is uncertain. Compliance with the CFTC’s new regulatory requirements as well as related National Futures Association rules could increase the expenses of the Fund, adversely affecting the Fund’s total return. The CFTC rule amendments also may affect the ability of the Fund to use commodity interests (including futures, options on futures, commodities, and swaps).

Natural Resources Risk. The Fund’s investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. Because the Fund invests significantly in natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies in if they have significant operations or investments in foreign countries. Rising interest rates and general economic conditions may also affect the demand for natural resources. In addition, because certain natural resources and commodities may be closely related, the Fund’s investments in natural resource companies may also be subject to the risks described under “Commodities Risk.”

Common Stock Risk. While over the long-term common stocks have historically generated higher average returns than fixed income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Real Estate Market Risk. Since the Fund has substantial exposure to the real estate industry, your investment in the Fund will be significantly affected by the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management.

REIT Risk. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for pass-through of income under applicable tax law. Various factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Gold and Other Precious Metals Risk. Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. The price of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of gold and other precious metals, changes in industrial and commercial demand, gold and other precious metals sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments. Although the Fund has contractual protections with respect to the credit risk of their custodian, gold held in physical form (even in a segregated account) involves the risk of delay in obtaining the assets in the case of bankruptcy or insolvency of the custodian. This could impair disposition of the assets under those circumstances. If it holds physical gold, the Fund is also subject to an increased risk of loss and expense in connection with the transportation of such assets to and from the Fund’s custodian. In addition, income derived from trading in gold and other precious metals may result in negative tax consequences due to appreciation in value, which could limit the ability of the Fund to sell its holdings of physical gold and certain ETFs at the desired time.

Foreign (Non-U.S.) and Emerging Markets Risk. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. The securities and markets of some emerging market countries have in the past experienced substantial market disruptions and may do so in the future. The economies of many emerging countries may be heavily dependent on international trade and, accordingly have been and may continue to be adversely affected by trade barriers, exchange controls managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they wish to trade. Several of the asset classes in which the Fund invests (in particular, commodities, natural resources and precious metals) may be especially susceptible to developments in emerging markets, increasing the Fund’s exposure to this risk.

Foreign Currency and Currency Hedging Risk. The Fund is subject to foreign currency risk, which means that the Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.

Fixed Income Securities Risk. Fixed income securities generally present two types of risk—interest rate risk, which is the risk that bond prices will decline because of rising interest rates, and credit risk, which is the chance that a bond issuer will fail to timely pay interest and principal or that a bond’s price declines because of negative perceptions of an issuer’s ability to pay interest and principal.

Infrastructure Companies Risk. Securities of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to:
  regulation by various government authorities;
  government regulation of rates charged to customers;
  service interruption due to environmental, operational or other mishaps;
  the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and
  general changes in market sentiment towards infrastructure and utilities assets.
MLP Risk. An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control on matters affecting the partnership. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Below Investment Grade Securities Risk. Below investment grade securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for below investment grade securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Other Investment Companies Risk. An investment in the shares of another fund is subject to the risks associated with that fund’s portfolio securities. To the extent the Fund invests in shares of another fund, Fund shareholders would indirectly pay a portion of that fund’s expenses, including advisory fees, brokerage and other distribution expenses. These fees and expenses are in addition to the direct expenses of the Fund’s own operations.

Sector Concentration Risk. The Fund may invest a substantial portion of its assets within one or more real assets sectors. To the extent the Fund is concentrated in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments.

Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors.

Tax Status Risk. The Fund’s ability to make direct and indirect investments in the asset classes described herein, including commodities, gold and other precious metals, and certain related investments, is limited by the Fund’s intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”); if the Fund does not appropriately limit such investments or if such investments are recharacterized for U.S. tax purposes, the Fund’s status as a RIC may be jeopardized. The Fund’s investment in the Subsidiary is intended to provide additional exposure to commodities, gold and other precious metals while allowing the Fund to satisfy the requirements applicable to RICs. In the past, the IRS issued private letter rulings to mutual funds to the effect that income deemed to be received from their wholly-owned subsidiaries met the requirements of RIC qualification without regard to whether it was currently paid to the parent mutual fund in the form of a cash dividend (“repatriated”). In 2011, the IRS suspended the issuance of such rulings. It is unclear whether or when the IRS will release published guidance on the issue, and whether such guidance would be favorable to mutual funds and, for example, eliminate the need for funds to seek their own rulings, or be unfavorable. In the absence of a private letter ruling to the effect described above or guidance to the same or similar effect, the Fund employs other means of ensuring that the requirements applicable to RICs are satisfied, including but not limited to collecting a distribution from the Subsidiary out of the Subsidiary’s earnings and profits at least once during every taxable year. If the Fund were to fail to qualify as a RIC in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

		Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. Because a non-diversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had yet completed a full calendar year of operations as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance. Performance information will be available at www.cohenandsteers.com or by calling (800) 437-9912. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to appropriate indexes indicates how the Fund’s average annual returns compare with those of broad measures of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had yet completed a full calendar year of operations as of the date of the Prospectus, no performance returns are presented in this part of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 437-9912
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cohenandsteers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Class R & Class Z | Cohen & Steers Real Assets Fund, Inc. | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.50%	[1]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,269
10 Years	rr_ExpenseExampleYear10	2,847
Class R & Class Z | Cohen & Steers Real Assets Fund, Inc. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.11%)	[1]
Total Annual Fund Operating Expenses (after fee waiver / expense reimbursement)	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,090
10 Years	rr_ExpenseExampleYear10	2,493

[1]	Cohen & Steers Capital Management, Inc., the Fund's investment advisor (the Advisor), has contractually agreed to waive through June 30, 2014 the Fund's total annual fund operating expenses, which include the expenses of the subsidiary (excluding distribution and service fees, acquired fund fees and expenses, and extraordinary expenses), to 1.50% for the Class R shares and 1.15% for the Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.